EQUIPMENT DISCLOSURE	12 Months Ended
Jan. 31, 2023
Notes
EQUIPMENT DISCLOSURE

7.EQUIPMENT

Changes in equipment cost, depreciation and net book value of the equipment at January 31, 2022 and 2021 are as follows:

Cost	Equipment
Balance at January 31, 2021	$53,715
Effect of foreign currency translation	(4,694)
Balance at January 31, 2022	49,021
Additions	55,572
Effect of foreign currency translation	4,755
Balance at January 31, 2023	$109,348

Accumulated depreciation
Balance at January 31, 2021	$19,833
Additions	8,626
Effect of foreign currency translation	(2,075)
Balance at January 31, 2022	26,384
Additions	18,918
Effect of foreign currency translation	3,093
Balance at January 31, 2023	$48,395

Net carrying amounts
Balance, January 31, 2022	$22,637
Balance, January 31, 2023	$60,953